Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash And Cash Equivalents Items [Line Items]
Restricted cash	$ 6,840	$ 6,669